Share capital - Summary of Principal Terms of Preference Shares (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Series Q
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.50
AUTHORIZED (in shares)	8,000,000
ISSUED (in shares)	0
Number of shares outstanding	0
STATED CAPITAL	$ 0	$ 0
Series R
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	3.018%
REDEMPTION PRICE (cad per share)	$ 25.00
AUTHORIZED (in shares)	8,000,000
ISSUED (in shares)	7,998,900
Number of shares outstanding	7,998,900
STATED CAPITAL	$ 200	200
Recurring redemption date term	5 years
Dividend rate reset term	5 years
Series S
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.50
AUTHORIZED (in shares)	8,000,000
ISSUED (in shares)	3,511,848
Number of shares outstanding	3,511,848
STATED CAPITAL	$ 88	88
Series T
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	3.019%
REDEMPTION PRICE (cad per share)	$ 25.00
AUTHORIZED (in shares)	8,000,000
ISSUED (in shares)	4,486,552
Number of shares outstanding	4,486,552
STATED CAPITAL	$ 112	112
Recurring redemption date term	5 years
Dividend rate reset term	5 years
Series Y
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.50
AUTHORIZED (in shares)	10,000,000
ISSUED (in shares)	8,079,291
Number of shares outstanding	8,079,291
STATED CAPITAL	$ 202	202
Series Z
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	3.904%
REDEMPTION PRICE (cad per share)	$ 25.00
AUTHORIZED (in shares)	10,000,000
ISSUED (in shares)	1,918,509
Number of shares outstanding	1,918,509
STATED CAPITAL	$ 48	48
Recurring redemption date term	5 years
Dividend rate reset term	5 years
Series AA
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	3.61%
REDEMPTION PRICE (cad per share)	$ 25.00
AUTHORIZED (in shares)	20,000,000
ISSUED (in shares)	11,397,196
Number of shares outstanding	11,397,196
STATED CAPITAL	$ 291	291
Recurring redemption date term	5 years
Dividend rate reset term	5 years
Series AB
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.50
AUTHORIZED (in shares)	20,000,000
ISSUED (in shares)	8,599,204
Number of shares outstanding	8,599,204
STATED CAPITAL	$ 219	219
Series AC
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	4.38%
REDEMPTION PRICE (cad per share)	$ 25.00
AUTHORIZED (in shares)	20,000,000
ISSUED (in shares)	10,027,991
Number of shares outstanding	10,027,991
STATED CAPITAL	$ 256	256
Recurring redemption date term	5 years
Dividend rate reset term	5 years
Series AD
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.50
AUTHORIZED (in shares)	20,000,000
ISSUED (in shares)	9,963,209
Number of shares outstanding	9,963,209
STATED CAPITAL	$ 254	254
Series AE
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.50
AUTHORIZED (in shares)	24,000,000
ISSUED (in shares)	6,512,913
Number of shares outstanding	6,512,913
STATED CAPITAL	$ 163	232
Series AF
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	3.865%
REDEMPTION PRICE (cad per share)	$ 25.00
AUTHORIZED (in shares)	24,000,000
ISSUED (in shares)	9,481,487
Number of shares outstanding	9,481,487
STATED CAPITAL	$ 237	168
Recurring redemption date term	5 years
Dividend rate reset term	5 years
Series AG
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	2.80%
REDEMPTION PRICE (cad per share)	$ 25.00
AUTHORIZED (in shares)	22,000,000
ISSUED (in shares)	4,984,851
Number of shares outstanding	4,984,851
STATED CAPITAL	$ 125	125
Recurring redemption date term	5 years
Dividend rate reset term	5 years
Series AH
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.50
AUTHORIZED (in shares)	22,000,000
ISSUED (in shares)	9,012,249
Number of shares outstanding	9,012,249
STATED CAPITAL	$ 225	225
Series AI
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	2.75%
REDEMPTION PRICE (cad per share)	$ 25.00
AUTHORIZED (in shares)	22,000,000
ISSUED (in shares)	5,949,884
Number of shares outstanding	5,949,884
STATED CAPITAL	$ 149	149
Recurring redemption date term	5 years
Dividend rate reset term	5 years
Series AJ
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.50
AUTHORIZED (in shares)	22,000,000
ISSUED (in shares)	8,050,116
Number of shares outstanding	8,050,116
STATED CAPITAL	$ 201	201
Series AK
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	2.954%
REDEMPTION PRICE (cad per share)	$ 25.00
AUTHORIZED (in shares)	25,000,000
ISSUED (in shares)	22,735,621
Number of shares outstanding	22,735,621
STATED CAPITAL	$ 568	569
Recurring redemption date term	5 years
Dividend rate reset term	5 years
Series AL
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)	25,000,000
ISSUED (in shares)	2,254,079
Number of shares outstanding	2,254,079
STATED CAPITAL	$ 56	56
Recurring redemption date term	5 years
Series AL | December 31, 2021
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.00
Series AL | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.50
Series AM
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	2.764%
REDEMPTION PRICE (cad per share)	$ 25.00
AUTHORIZED (in shares)	30,000,000
ISSUED (in shares)	9,542,615
Number of shares outstanding	9,542,615
STATED CAPITAL	$ 218	218
Recurring redemption date term	5 years
Dividend rate reset term	5 years
Series AN
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)	30,000,000
ISSUED (in shares)	1,952,085
Number of shares outstanding	1,952,085
STATED CAPITAL	$ 45	45
Recurring redemption date term	5 years
Series AN | March 31, 2021
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.00
Series AN | Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.50
Series AO
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	4.26%
REDEMPTION PRICE (cad per share)	$ 25.00
AUTHORIZED (in shares)	30,000,000
ISSUED (in shares)	4,600,000
Number of shares outstanding	4,600,000
STATED CAPITAL	$ 118	118
Recurring redemption date term	5 years
Dividend rate reset term	5 years
Series AP
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)	30,000,000
ISSUED (in shares)	0
Number of shares outstanding	0
STATED CAPITAL	$ 0	0
Recurring redemption date term	5 years
Series AP | March 31, 2027
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.00
Series AP | After March 31, 2017 And Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.50
Series AQ
Disclosure of classes of share capital [line items]
ANNUAL DIVIDEND RATE	4.812%
REDEMPTION PRICE (cad per share)	$ 25.00
AUTHORIZED (in shares)	30,000,000
ISSUED (in shares)	9,200,000
Number of shares outstanding	9,200,000
STATED CAPITAL	$ 228	228
Recurring redemption date term	5 years
Dividend rate reset term	5 years
Series AR
Disclosure of classes of share capital [line items]
AUTHORIZED (in shares)	30,000,000
ISSUED (in shares)	0
Number of shares outstanding	0
STATED CAPITAL	$ 0	0
Recurring redemption date term	5 years
Series AR | September 30, 2023
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.00
Series AR | After September 30, 2023 And Any Date Not A Conversion Date
Disclosure of classes of share capital [line items]
REDEMPTION PRICE (cad per share)	$ 25.50
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	160,258,600
STATED CAPITAL	$ 4,003	$ 4,004